Cover	Nov. 05, 2026	Dec. 14, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name		OPPENHEIMER HOLDINGS INC.
Entity Central Index Key		0000791963
Amendment Flag		false
Entity Incorporation, State or Country Code		DE
Entity File Number		1-12043
Entity Tax Identification Number		98-0080034
Entity Address, Address Line One		85 Broad Street
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10004
City Area Code		212
Local Phone Number		668-8000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A non-voting common Stock
Trading Symbol		OPY
Security Exchange Name		NYSE
Entity Emerging Growth Company		false